Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	true
Entity File Number	001-34400
Document Title	TRANE 401(k) AND THRIFT PLAN
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords, Co. Dublin
Entity Address, Country	IE
Entity Central Index Key	0001466258
Document Type	11-K
Document Information [Line Items]
Entity Central Index Key	0001466258
Document Type	11-K
Amendment Flag	false
EBP 401
Cover [Abstract]
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Document Type	11-K
Document Information [Line Items]
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Document Type	11-K